UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23617

TCW ETF Trust

On behalf of the following series:

TCW Transform 500 ETF (Ticker: VOTE)

TCW Transform Systems ETF (Ticker: NETZ)

TCW Transform Supply Chain ETF (Ticker: SUPP)

(Exact name of registrant as specified in charter)

515 South Flower Street, Los Angeles, CA 90071

(Address of principal executive offices) (Zip Code)

Megan McClellan TCW Investment Management Company LLC 515 South Flower Street Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

TCW ETFs

TCW ETF Trust Semi-Annual Report

April 30, 2024

TCW Transform 500 ETF (VOTE)

TCW Transform Systems ETF (NETZ)

TCW Transform Supply Chain ETF (SUPP)

[This Page Intentionally Left Blank]

This report should be read in conjunction with the prospectus of each series (each, a “Fund” or “ETF”) of TCW ETF Trust (the “Trust”).

The views expressed in the Shareholder Letter are those of TCW Investment Management Company LLC (“TCW” or the “Adviser”) as of April 30, 2024. The Shareholder Letter may not necessarily reflect the views or holdings on the date this Semi-Annual Report is first published or anytime thereafter. The information in the Shareholder Letter may change, and the Funds disclaim any obligation to advise shareholders of any such changes. Certain information was obtained from sources that TCW believes to be reliable; however, TCW does not guarantee the accuracy or completeness of any information obtained from any third party.

Investing involves risk. Principal loss is possible. Portfolio holdings will change and should not be considered as investment advice or a recommendation to buy, sell or hold any particular security. Please visit etf.tcw.com for the most current list of portfolio holdings for the TCW ETFs.

Shareholder Letter

Dear Shareholder:

2024 has been a year of terrific growth for the TCW ETFs, which continue to be recognized across the industry. TCW is committed to growing its ETF platform, including through a series of mutual fund-to-ETF conversions that have either recently closed or been announced. Our goal remains to provide investment vehicles for your whole portfolio.

Our core belief is that investors must build savvy long-term portfolios, complement passive with active, and invest in the major economic transformations currently taking place. Our ETF business is focused on delivering returns – this is our guiding principle. I am grateful to have you with us on this journey.

Large-Scale Systems Change with SUPP, NETZ, and AIFD

Our value creation thesis continues to focus on identifying massive economic shifts and the companies that we believe are most likely to benefit from them. Currently, our active ETFs offer exposure to three enormous transformations: the relocalization of supply chains to North America (TCW Transform Supply Chain ETF (SUPP)), the profound shift in how the world sources, produces, and uses energy and power (TCW Transform Systems ETF (NETZ)), and the development and commercialization of artificial intelligence technology (TCW Artificial Intelligence ETF (AIFD)).1

Global supply chains are transitioning as the pre-pandemic model of manufacturing goods abroad shifts to a model where goods are manufactured in North America. This shift is already happening with $859 billion in capital expenditure (capex) announcements between January 2021 and 3Q23.2

Separately, but on a similar scale, the planet’s energy and power systems – and the businesses that are the greatest consumers of energy – are undergoing dramatic change. Businesses that produce, use, and move energy more efficiently are expected to drive enormous value. This transformation will require unprecedented investment – more than $5 trillion annually by some estimates.3 These investments are required in infrastructure, materials, and “old-economy” companies.

One of our recently-launched ETFs, the TCW Artificial Intelligence ETF (AIFD), has a seven-year track record of results (having adopted the accounting and performance history of its predecessor mutual fund, the TCW Artificial Intelligence Equity Fund, a series of TCW Funds, Inc., which commenced operations on August 31, 2017) – we were investing in the space long before the generative AI boom of the past year. AIFD focuses on companies building core technology, artificial intelligence systems, and those already adopting the technology. We believe that now is the time to focus on the companies that will enable and lead this huge shift – those using AI to improve fundamentals in a meaningful and measurable way.

These transformations are already under way. Accordingly, we believe our ETFs offer investors compelling opportunities to capture excess returns over their benchmarks for the long term.

Active Ownership with VOTE

We offer the TCW Transform 500 ETF (VOTE) because we believe that even passive investors need to be active owners. We vote shares and engage in two-way conversations with companies to accelerate economic value. We believe that better-governed companies win and lead over time.

We are proud of what VOTE has accomplished in a few short years, growing to more than $600 million in assets under management (AUM) as of April 30, 2024 from a wide variety of investors. We believe that VOTE is a better passive index fund that is actively driving economic outcomes – and can sit at the core of a portfolio for decades to come.

1.	The TCW Artificial Intelligence ETF and TCW Compounders ETF each commenced operations on May 6, 2024 after acquiring the assets and liabilities of TCW Artificial Intelligence Equity Fund and TCW New America Premier Equities Fund, respectively, each a series of TCW Funds, Inc., and are not covered by this semi-annual shareholder report, which has a reporting period ended April 30, 2024. TCW Artificial Intelligence ETF and TCW Compounders ETF are referenced herein for informational purposes only. Before investing you should carefully consider each such Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus, a copy of which may be obtained from etf.tcw.com. Please read the prospectus carefully before you invest.
2.	Eaton 3Q23 Earnings Presentation.
3.	Goldman Sachs Research, Green Capex, October 2021.

Shareholder Letter (Continued)

GRW: Compounding value in Well-Run Businesses

The TCW Compounders ETF (GRW) is an actively-managed ETF that aims to invest in companies that TCW believes will benefit from transformation as a result of technological innovations, market dynamics, and/or changes in client preferences. For the past 35 years, “high-quality companies” (those focused on profitability, earnings quality, and operational efficiency) have consistently outperformed “low-quality companies”, translating into returns that have compounded 58 times higher cumulative returns.4

GRW aims to actively capture returns from companies that show long-term growth, quality, and durability characteristics as a result of the economic transformation mentioned above or play a central role of enabling other companies to do the same. Like AIFD, GRW has been converted to an ETF to meet client demand for the investment vehicle and has adopted the accounting and performance history of its predecessor mutual fund, the TCW New America Premier Equities Fund, a series of TCW Funds, Inc., which commenced operations on January 29, 2016.

Active Management

These transformations are complex and developing rapidly. Driving the greatest returns from these megatrends requires active management. Our investment team looks at hundreds of companies in the universe of these transformations and, through rigorous fundamental bottom-up research combined with quantitative and thematic data, aims to identify the leaders that will create alpha. We closely monitor our investments so that we can react quickly when we have new insights or when facts change, in a way passive funds cannot.

Our concentrated active portfolios allow us to develop unique insights into the businesses we own. These unique insights enable us to pick the companies we expect will generate alpha.

What’s Next

We continue to focus on providing attractive investment opportunities to meet clients’ evolving needs. To that end, we recently announced that we will be converting several fixed income mutual funds to ETFs. These ETFs, run by tenured and expert TCW fixed income portfolio managers, will provide further opportunities for value creation, and give investors like you more ways to benefit from our decades of strong investment expertise and performance. Please stay tuned for more.

Your Partnership

Thank you for your continued partnership and the trust you have placed in us to manage your assets. We greatly appreciate it.

On the following pages, you will find information about your investments in VOTE, NETZ and/or SUPP. If you have any questions, please contact your financial advisor, or reach out to us directly.

Jennifer Grancio

Global Head of Distribution

The TCW Group

NOT FDIC INSURED | NO BANK GUARANTEE | MAY LOSE VALUE

© 2024 TCW Group. All rights reserved.

4.	Source: TCW with data from Morgan Stanley Research. Data as of March 31, 2024. The universe for the analysis includes the top 200 and bottom 200 companies from a universe of 1000 companies. Quality of companies defined based on indicators such as: debt/equity, cash flow coverage, ROE, net margins, earnings variability, Capex/Assets, Sales stability, etc.

Performance Summary April 30, 2024 (Unaudited)

		Six Months Return as of	Average Total Return Annualized as of April 30, 2024
		April 30, 2024	1-Year	Since Inception	Inception Date
TCW Transform 500 ETF (VOTE)
Net Asset Value	$58.72	21.31%	23.59%	7.07%	06/22/2021
Market Value	$58.77	21.48%	23.66%	7.11%

TCW Transform Systems ETF (NETZ)
Net Asset Value	$67.50	34.14%	37.61%	15.33%	02/02/2022
Market Value	$67.54	34.09%	37.66%	15.35%

TCW Transform Supply Chain ETF (SUPP)
Net Asset Value	$61.77	31.55%	28.90%	19.61%	02/14/2023
Market Value	$61.83	31.68%	29.06%	19.71%

The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

NAV returns are based on the dollar value of a single share of the Fund, calculated by taking the Fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV return is based on the NAV of the Fund, and the market value return is based on the market price per share of the Fund. The NAV is typically calculated at 4:00 p.m. Eastern Time on each business day the New York Stock Exchange (“NYSE”) is open for trading. Market value returns are based on the closing price at 4:00 p.m. Eastern time on the Cboe BZX Exchange, Inc. Market value performance does not represent the returns you would receive if you traded shares at other times. Market value and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit etf.tcw.com.

Shareholder Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs for purchasing and selling shares (including brokerage commissions); and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples below are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2023 until April 30, 2024.

Actual Expenses

The first line under each Fund in the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the tables for the Funds are useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratios for the Period	Expenses Paid During the Period(a)
TCW Transform 500 ETF
Actual	$1,000.00	$1,213.08	0.05%	$0.28
Hypothetical (5% return before expenses)	$1,000.00	$1,024.61	0.05%	$0.25

TCW Transform Systems ETF
Actual	$1,000.00	$1,341.41	0.75%	$4.37
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77

TCW Transform Supply Chain ETF
Actual	$1,000.00	$1,315.47	0.75%	$4.32
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77

(a)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the one-half year period), then divided by 366.

Sector Diversification (as a percentage of total investments) April 30, 2024 (Unaudited)

TCW Transform 500 ETF (VOTE)	TCW Transform Systems ETF (NETZ)

Industrials	65.0%
Energy	15.3
Information Technology	11.0
Utilities	5.8
Time Deposit	2.9
	100.0

TCW Transform Supply Chain ETF (SUPP)

Industrials	62.5%
Information Technology	16.6
Materials	16.0
Health Care	3.3
Time Deposits	1.6
	100.0

Schedule of Investments TCW Transform 500 ETF

April 30, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.9%

Aerospace & Defense - 1.9%
Axon Enterprise, Inc.*	969	$303,937
Boeing Co.*	8,283	1,390,219
General Dynamics Corp.	3,255	934,478
General Electric Co.	14,243	2,304,801
HEICO Corp.	576	119,462
HEICO Corp., Class A	1,030	170,826
Howmet Aerospace, Inc.	5,283	352,640
L3Harris Technologies, Inc.	2,434	520,998
Lockheed Martin Corp.	2,913	1,354,341
Northrop Grumman Corp.	2,044	991,401
RTX Corp.	18,029	1,830,304
Textron, Inc.	2,662	225,179
TransDigm Group, Inc.	718	896,086
		11,394,672
Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	1,961	218,279
FedEx Corp.	3,204	838,743
United Parcel Service, Inc., Class B	9,829	1,449,581
		2,506,603
Automobile Components - 0.0%†
Aptiv plc*	3,832	272,072

Automobiles - 1.4%
Ford Motor Co.	53,377	648,531
General Motors Co.	15,677	698,097
Tesla, Inc.*	37,649	6,900,308
		8,246,936
Banks - 3.3%
Bank of America Corp.	93,229	3,450,405
Citigroup, Inc.	25,839	1,584,706
Citizens Financial Group, Inc.	6,064	206,843
Fifth Third Bancorp	8,626	314,504
First Citizens BancShares, Inc., Class A	161	271,568
Huntington Bancshares, Inc.	18,761	252,711
JPMorgan Chase & Co.	39,050	7,487,447
M&T Bank Corp.	2,254	325,455
PNC Financial Services Group, Inc. (The)	5,403	828,064
Regions Financial Corp.	12,633	243,438
Truist Financial Corp.	18,102	679,730
US Bancorp	21,114	857,862
Wells Fargo & Co.	48,903	2,900,926
		19,403,659
Investments	Shares	Value
Beverages - 1.4%
Brown-Forman Corp., Class B	4,133	$197,764
Celsius Holdings, Inc.*	1,975	140,758
Coca-Cola Co.	53,281	3,291,168
Constellation Brands, Inc., Class A	2,120	537,335
Keurig Dr Pepper, Inc.	12,752	429,742
Monster Beverage Corp.*	10,569	564,913
PepsiCo, Inc.	18,681	3,286,175
		8,447,855
Biotechnology - 1.9%
AbbVie, Inc.	23,991	3,901,897
Alnylam Pharmaceuticals, Inc.*	1,651	237,661
Amgen, Inc.	7,273	1,992,367
Biogen, Inc.*	1,969	422,981
BioMarin Pharmaceutical, Inc.*	2,553	206,180
Gilead Sciences, Inc.	16,927	1,103,640
Incyte Corp.*	2,509	130,593
Moderna, Inc.*	4,362	481,172
Regeneron Pharmaceuticals, Inc.*	1,453	1,294,129
Vertex Pharmaceuticals, Inc.*	3,498	1,374,049
		11,144,669
Broadline Retail - 4.1%
Amazon.com, Inc.*	127,401	22,295,174
Coupang, Inc., Class A*	15,925	358,313
eBay, Inc.	7,053	363,512
MercadoLibre, Inc.*	663	967,118
		23,984,117
Building Products - 0.6%
Builders FirstSource, Inc.*	1,671	305,492
Carlisle Cos, Inc.	662	257,022
Carrier Global Corp.	11,396	700,740
Johnson Controls International plc	9,245	601,572
Lennox International, Inc.	440	203,905
Masco Corp.	3,043	208,293
Trane Technologies plc	3,089	980,263
		3,257,287
Capital Markets - 3.0%
Ameriprise Financial, Inc.	1,374	565,799
Ares Management Corp., Class A	2,262	301,050
Bank of New York Mellon Corp. (The)	10,298	581,734
BlackRock, Inc., Class A	1,949	1,470,793
Blackstone, Inc.	9,765	1,138,697
Carlyle Group, Inc. (The)	2,785	124,768
Charles Schwab Corp. (The)	19,503	1,442,247
CME Group, Inc., Class A	4,885	1,024,091
Coinbase Global, Inc., Class A*	2,329	474,953

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

April 30, 2024 (Unaudited)

Investments	Shares	Value
FactSet Research Systems, Inc.	516	$215,115
Goldman Sachs Group, Inc. (The)	4,394	1,874,964
Intercontinental Exchange, Inc.	7,768	1,000,208
KKR & Co., Inc.	9,004	838,002
LPL Financial Holdings, Inc.	1,026	276,127
Moody’s Corp.	2,150	796,210
Morgan Stanley	17,218	1,564,083
MSCI, Inc., Class A	1,075	500,724
Nasdaq, Inc.	5,435	325,285
Northern Trust Corp.	2,806	231,186
Raymond James Financial, Inc.	2,566	313,052
S&P Global, Inc.	4,269	1,775,178
State Street Corp.	4,181	303,081
T Rowe Price Group, Inc.	3,015	330,354
		17,467,701
Chemicals - 1.5%
Air Products & Chemicals, Inc.	3,018	713,274
Albemarle Corp.	1,593	191,654
Celanese Corp., Class A	1,404	215,668
CF Industries Holdings, Inc.	2,417	190,870
Corteva, Inc.	9,558	517,375
Dow, Inc.	9,521	541,745
DuPont de Nemours, Inc.	5,839	423,328
Ecolab, Inc.	3,374	763,030
International Flavors & Fragrances, Inc.	3,469	293,651
Linde plc	6,576	2,899,753
LyondellBasell Industries NV, Class A	3,515	351,395
PPG Industries, Inc.	3,205	413,445
Sherwin-Williams Co.	3,210	961,748
Westlake Corp.	462	68,080
		8,545,016
Commercial Services & Supplies - 0.6%
Cintas Corp.	1,189	782,766
Copart, Inc.*	11,302	613,812
Republic Services, Inc., Class A	2,784	533,693
Rollins, Inc.	3,993	177,928
Veralto Corp.	3,145	294,624
Waste Management, Inc.	4,991	1,038,227
		3,441,050
Communications Equipment - 0.7%
Arista Networks, Inc.*	3,457	886,928
Cisco Systems, Inc. (Delaware)	55,219	2,594,189
Motorola Solutions, Inc.	2,256	765,122
		4,246,239
Investments	Shares	Value
Construction & Engineering - 0.1%
Quanta Services, Inc.	1,973	$510,139

Construction Materials - 0.2%
Martin Marietta Materials, Inc.	839	492,552
Vulcan Materials Co.	1,745	449,564
		942,116
Consumer Finance - 0.5%
American Express Co.	7,811	1,828,008
Capital One Financial Corp.	4,992	716,003
Discover Financial Services	3,391	429,741
Synchrony Financial	5,343	234,985
		3,208,737
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	6,029	4,358,364
Dollar General Corp.	2,980	414,786
Dollar Tree, Inc.*	2,801	331,218
Kroger Co.	9,073	502,463
Sysco Corp.	6,769	503,072
Target Corp.	6,268	1,009,023
Walgreens Boots Alliance, Inc.	9,708	172,123
Walmart, Inc.	59,140	3,509,959
		10,801,008
Containers & Packaging - 0.2%
Amcor plc	19,586	175,099
Avery Dennison Corp.	1,089	236,618
Ball Corp.	4,090	284,541
International Paper Co.	4,478	156,461
Packaging Corp. of America	1,162	201,003
		1,053,722
Distributors - 0.1%
Genuine Parts Co.	1,904	299,328
LKQ Corp.	3,629	156,519
Pool Corp.	513	185,978
		641,825
Diversified REITs - 0.0%†
WP Carey, Inc.	2,946	161,559

Diversified Telecommunication Services - 0.7%
AT&T, Inc.	97,143	1,640,745
Verizon Communications, Inc.	57,132	2,256,143
		3,896,888
Electric Utilities - 1.4%
American Electric Power Co., Inc.	7,147	614,856
Avangrid, Inc.	972	35,507
Constellation Energy Corp.	4,166	774,626

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

April 30, 2024 (Unaudited)

Investments	Shares	Value
Duke Energy Corp.	10,470	$1,028,782
Edison International	5,208	370,080
Entergy Corp.	2,861	305,183
Evergy, Inc.	2,996	157,140
Eversource Energy	4,748	287,824
Exelon Corp.	13,531	508,495
FirstEnergy Corp.	6,984	267,767
NextEra Energy, Inc.	27,849	1,865,047
PG&E Corp.	28,869	493,949
PPL Corp.	10,012	274,930
Southern Co.	14,244	1,046,934
Xcel Energy, Inc.	7,498	402,868
		8,433,988
Electrical Equipment - 0.7%
AMETEK, Inc.	3,130	546,686
Eaton Corp. plc	5,425	1,726,560
Emerson Electric Co.	7,741	834,325
Hubbell, Inc., Class B	669	247,878
Rockwell Automation, Inc.	1,559	422,427
Vertiv Holdings Co., Class A	4,405	409,665
		4,187,541
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	7,877	951,306
CDW Corp.	1,819	439,943
Corning, Inc.	10,511	350,857
Jabil, Inc.	1,705	200,099
Keysight Technologies, Inc.*	2,403	355,500
TE Connectivity Ltd.	4,080	577,238
Teledyne Technologies, Inc.*	638	243,384
Trimble, Inc.*	3,249	195,167
Zebra Technologies Corp., Class A*	694	218,305
		3,531,799
Energy Equipment & Services - 0.3%
Baker Hughes Co., Class A	13,671	445,948
Halliburton Co.	12,148	455,186
Schlumberger NV	19,388	920,542
		1,821,676
Entertainment - 1.3%
Electronic Arts, Inc.	3,316	420,535
Liberty Media Corp.-Liberty Formula One, Class A*	316	19,677
Liberty Media Corp.-Liberty Formula One, Class C*	2,792	195,356
Live Nation Entertainment, Inc.*	1,911	169,907
Netflix, Inc.*	5,880	3,237,764
ROBLOX Corp., Class A*	6,504	231,282
Investments	Shares	Value
Take-Two Interactive Software, Inc.*	2,151	$307,184
Walt Disney Co.	24,872	2,763,280
		7,344,985
Financial Services - 4.3%
Apollo Global Management, Inc.	5,399	585,144
Berkshire Hathaway, Inc., Class B*	24,632	9,772,253
Block, Inc., Class A*	7,508	548,084
Corpay, Inc.*	925	279,480
Fidelity National Information Services, Inc.	8,044	546,348
Fiserv, Inc.*	7,437	1,135,407
Global Payments, Inc.	3,251	399,125
Mastercard, Inc., Class A	11,262	5,081,414
PayPal Holdings, Inc.*	14,639	994,281
Visa, Inc., Class A	21,478	5,769,206
		25,110,742
Food Products - 0.8%
Archer-Daniels-Midland Co.	7,217	423,349
Bunge Global S.A.	1,968	200,264
Campbell Soup Co.	2,705	123,646
Conagra Brands, Inc.	6,188	190,467
General Mills, Inc.	7,709	543,176
Hershey Co.	2,035	394,627
Hormel Foods Corp.	3,941	140,142
J M Smucker Co.	1,439	165,269
Kellanova	3,579	207,081
Kraft Heinz Co.	10,867	419,575
Lamb Weston Holdings, Inc.	1,964	163,680
McCormick & Co., Inc.	3,411	259,441
Mondelez International, Inc., Class A	18,493	1,330,385
Tyson Foods, Inc., Class A	3,655	221,676
		4,782,778
Gas Utilities - 0.0%†
Atmos Energy Corp.	2,013	237,333

Ground Transportation - 1.0%
CSX Corp.	26,841	891,658
JB Hunt Transport Services, Inc.	1,072	174,275
Norfolk Southern Corp.	3,075	708,234
Old Dominion Freight Line, Inc.	2,580	468,812
Uber Technologies, Inc.*	26,950	1,785,977
Union Pacific Corp.	8,275	1,962,498
		5,991,454
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	23,568	2,497,502
Align Technology, Inc.*	1,035	292,263
Baxter International, Inc.	6,880	277,746

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

April 30, 2024 (Unaudited)

Investments	Shares	Value
Becton Dickinson & Co.	3,758	$881,627
Boston Scientific Corp.*	19,887	1,429,279
Cooper Cos, Inc. (The)	2,691	239,660
Dexcom, Inc.*	5,177	659,498
Edwards Lifesciences Corp.*	8,175	692,177
GE HealthCare Technologies, Inc.	5,130	391,111
Hologic, Inc.*	3,251	246,328
IDEXX Laboratories, Inc.*	1,119	551,398
Insulet Corp.*	947	162,827
Intuitive Surgical, Inc.*	4,525	1,677,057
Medtronic plc	18,076	1,450,418
ResMed, Inc.	1,998	427,552
STERIS plc	1,340	274,110
Stryker Corp.	4,728	1,590,972
Zimmer Biomet Holdings, Inc.	2,719	327,041
		14,068,566
Health Care Providers & Services - 2.5%
Cardinal Health, Inc.	3,347	344,875
Cencora, Inc.	2,131	509,416
Centene Corp.*	7,234	528,516
Cigna Group (The)	3,794	1,354,610
CVS Health Corp.	17,470	1,182,894
Elevance Health, Inc.	3,033	1,603,183
HCA Healthcare, Inc.	2,702	837,134
Humana, Inc.	1,575	475,792
Laboratory Corp. of America Holdings	1,151	231,777
McKesson Corp.	1,781	956,771
Molina Healthcare, Inc.*	737	252,128
Quest Diagnostics, Inc.	1,524	210,586
UnitedHealth Group, Inc.	12,556	6,073,336
		14,561,018
Health Care REITs - 0.2%
Ventas, Inc.	5,197	230,123
Welltower, Inc.	7,523	716,792
		946,915
Health Care Technology - 0.1%
Veeva Systems, Inc., Class A*	1,981	393,347

Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc., Class A*	5,580	884,821
Booking Holdings, Inc.	467	1,612,099
Carnival Corp.*	12,911	191,341
Chipotle Mexican Grill, Inc., Class A*	340	1,074,264
Darden Restaurants, Inc.	1,635	250,825
Domino’s Pizza, Inc.	472	249,815
DoorDash, Inc., Class A*	3,750	484,725
DraftKings, Inc., Class A*	6,333	263,199
Investments	Shares	Value
Expedia Group, Inc.*	1,807	$243,276
Hilton Worldwide Holdings, Inc.	3,216	634,452
Las Vegas Sands Corp.	4,139	183,606
Marriott International, Inc., Class A	3,385	799,300
McDonald’s Corp.	9,811	2,678,796
MGM Resorts International*	3,789	149,438
Royal Caribbean Cruises Ltd.*	3,193	445,839
Starbucks Corp.	15,429	1,365,313
Yum! Brands, Inc.	3,809	538,021
		12,049,130
Household Durables - 0.4%
DR Horton, Inc.	4,178	595,324
Garmin Ltd.	2,088	301,653
Lennar Corp., Class A	3,394	514,598
Lennar Corp., Class B	160	22,462
NVR, Inc.*	42	312,432
PulteGroup, Inc.	2,924	325,792
		2,072,261
Household Products - 1.3%
Church & Dwight Co., Inc.	3,347	361,108
Clorox Co.	1,685	249,161
Colgate-Palmolive Co.	11,190	1,028,585
Kimberly-Clark Corp.	4,582	625,580
Procter & Gamble Co.	31,975	5,218,320
		7,482,754
Independent Power & Renewable Electricity Producers - 0.1%
Vistra Corp.	4,506	341,735

Industrial Conglomerates - 0.4%
3M Co.	7,505	724,308
Honeywell International, Inc.	8,956	1,726,089
		2,450,397
Industrial REITs - 0.2%
Prologis, Inc.	12,553	1,281,034

Insurance - 2.1%
Aflac, Inc.	7,231	604,873
Allstate Corp. (The)	3,552	604,053
American International Group, Inc.	9,233	695,337
Aon plc, Class A	2,713	765,093
Arch Capital Group Ltd.*	5,061	473,406
Arthur J Gallagher & Co.	2,917	684,591
Brown & Brown, Inc.	3,167	258,237
Chubb Ltd.	5,160	1,282,982
Cincinnati Financial Corp.	2,104	243,412
Erie Indemnity Co., Class A	342	130,870

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

April 30, 2024 (Unaudited)

Investments	Shares	Value
Everest Group Ltd.	583	$213,617
Hartford Financial Services Group, Inc. (The)	3,782	366,438
Loews Corp.	2,490	187,124
Markel Group, Inc.*	163	237,719
Marsh & McLennan Cos, Inc.	6,700	1,336,181
MetLife, Inc.	8,335	592,452
Principal Financial Group, Inc.	3,220	254,831
Progressive Corp. (The)	7,942	1,653,922
Prudential Financial, Inc.	4,901	541,462
Travelers Cos, Inc. (The)	3,097	657,060
W R Berkley Corp.	2,789	214,669
Willis Towers Watson plc	1,400	351,596
		12,349,925
Interactive Media & Services - 6.5%
Alphabet, Inc., Class A*	80,075	13,034,609
Alphabet, Inc., Class C*	71,821	11,824,609
Meta Platforms, Inc., Class A	30,161	12,974,357
Pinterest, Inc., Class A*	7,506	251,076
Snap, Inc., Class A*	13,862	208,623
		38,293,274
IT Services - 1.3%
Accenture plc, Class A	8,519	2,563,451
Akamai Technologies, Inc.*	2,050	206,907
Cloudflare, Inc., Class A*	4,018	351,173
Cognizant Technology Solutions Corp., Class A	6,814	447,544
EPAM Systems, Inc.*	783	184,209
Gartner, Inc.*	1,028	424,143
GoDaddy, Inc., Class A*	1,777	217,469
International Business Machines Corp.	12,409	2,062,376
MongoDB, Inc., Class A*	901	329,027
Okta, Inc., Class A*	2,130	198,047
Snowflake, Inc., Class A*	4,161	645,787
VeriSign, Inc.*	1,202	203,715
		7,833,848
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	3,814	522,671
Avantor, Inc.*	8,846	214,339
Danaher Corp.	9,176	2,262,984
Illumina, Inc.*	2,155	265,173
IQVIA Holdings, Inc.*	2,479	574,558
Mettler-Toledo International, Inc.*	295	362,762
Revvity, Inc.	1,678	171,945
Thermo Fisher Scientific, Inc.	5,250	2,985,779
Investments	Shares	Value
Waters Corp.*	804	$248,468
West Pharmaceutical Services, Inc.	967	345,683
		7,954,362
Machinery - 1.7%
Caterpillar, Inc.	6,917	2,314,221
CNH Industrial NV*	12,899	147,049
Cummins, Inc.	1,776	501,702
Deere & Co.	3,497	1,368,761
Dover Corp.	1,898	340,311
Fortive Corp.	4,774	359,339
IDEX Corp.	988	217,814
Illinois Tool Works, Inc.	4,077	995,236
Ingersoll Rand, Inc.	5,140	479,665
Otis Worldwide Corp.	5,559	506,981
PACCAR, Inc.	6,986	741,284
Parker-Hannifin Corp.	1,676	913,269
Stanley Black & Decker, Inc.	2,077	189,838
Westinghouse Air Brake Technologies Corp.	2,421	389,975
Xylem, Inc./NY	3,274	427,912
		9,893,357
Media - 0.6%
Charter Communications, Inc., Class A*	1,374	351,662
Comcast Corp., Class A	53,840	2,051,842
Fox Corp., Class A	3,359	104,163
Fox Corp., Class B	1,812	51,968
Omnicom Group, Inc.	2,598	241,198
Sirius XM Holdings, Inc.	8,501	24,993
Trade Desk, Inc. (The), Class A*	6,052	501,408
		3,327,234
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	19,481	972,881
Newmont Corp.	15,153	615,818
Nucor Corp.	3,330	561,205
Reliance, Inc.	781	222,366
Southern Copper Corp.	1,167	136,154
Steel Dynamics, Inc.	2,127	276,765
		2,785,189
Multi-Utilities - 0.6%
Ameren Corp.	3,370	248,942
CenterPoint Energy, Inc.	8,557	249,351
CMS Energy Corp.	3,950	239,410
Consolidated Edison, Inc.	4,691	442,830
Dominion Energy, Inc.	11,372	579,745

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

April 30, 2024 (Unaudited)

Investments	Shares	Value
DTE Energy Co.	2,799	$308,786
Public Service Enterprise Group, Inc.	6,764	467,257
Sempra	8,553	612,650
WEC Energy Group, Inc.	4,284	354,030
		3,503,001
Office REITs - 0.0%†
Alexandria Real Estate Equities, Inc.	2,336	270,672

Oil, Gas & Consumable Fuels - 3.8%
Cheniere Energy, Inc.	3,228	509,443
Chevron Corp.	25,151	4,056,102
ConocoPhillips	15,990	2,008,664
Coterra Energy, Inc.	10,134	277,266
Devon Energy Corp.	8,690	444,754
Diamondback Energy, Inc.	2,323	467,225
EOG Resources, Inc.	7,907	1,044,752
EQT Corp.	5,224	209,430
Exxon Mobil Corp.	53,907	6,375,581
Hess Corp.	3,782	595,627
Kinder Morgan, Inc.	26,682	487,747
Marathon Oil Corp.	7,949	213,431
Marathon Petroleum Corp.	4,997	908,055
Occidental Petroleum Corp.	9,019	596,517
ONEOK, Inc.	7,909	625,760
Phillips 66	5,833	835,344
Pioneer Natural Resources Co.	3,166	852,667
Targa Resources Corp.	3,004	342,636
Texas Pacific Land Corp.	255	146,957
Valero Energy Corp.	4,504	720,054
Williams Cos, Inc. (The)	16,500	632,940
		22,350,952
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	8,711	436,160
Southwest Airlines Co.	8,074	209,440
United Airlines Holdings, Inc.*	4,444	228,688
		874,288
Personal Care Products - 0.2%
Estee Lauder Cos, Inc. (The), Class A	3,150	462,137
Kenvue, Inc.	23,548	443,173
		905,310
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	27,653	1,215,073
Eli Lilly & Co.	11,480	8,967,028
Johnson & Johnson	32,709	4,729,394
Merck & Co., Inc.	34,431	4,449,174
Pfizer, Inc.	76,721	1,965,592
Investments	Shares	Value
Royalty Pharma plc, Class A	5,237	$145,065
Viatris, Inc.	15,626	180,793
Zoetis, Inc., Class A	6,241	993,817
		22,645,936
Professional Services - 0.7%
Automatic Data Processing, Inc.	5,584	1,350,715
Booz Allen Hamilton Holding Corp., Class A	1,623	239,668
Broadridge Financial Solutions, Inc.	1,538	297,465
Equifax, Inc.	1,674	368,598
Jacobs Solutions, Inc.	1,710	245,436
Leidos Holdings, Inc.	1,761	246,927
Paychex, Inc.	4,400	522,764
SS&C Technologies Holdings, Inc.	2,924	180,966
TransUnion	2,536	185,128
Verisk Analytics, Inc., Class A	1,970	429,381
		4,067,048
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	4,128	358,682
CoStar Group, Inc.*	5,274	482,729
		841,411
Residential REITs - 0.3%
AvalonBay Communities, Inc.	1,803	341,795
Equity Residential	5,061	325,928
Essex Property Trust, Inc.	833	205,126
Invitation Homes, Inc.	8,035	274,797
Mid-America Apartment Communities, Inc.	1,583	205,790
Sun Communities, Inc.	1,622	180,561
		1,533,997
Retail REITs - 0.2%
Realty Income Corp.	11,304	605,216
Simon Property Group, Inc.	4,430	622,548
		1,227,764
Semiconductors & Semiconductor Equipment - 10.0%
Advanced Micro Devices, Inc.*	21,907	3,469,631
Analog Devices, Inc.	6,744	1,352,914
Applied Materials, Inc.	11,294	2,243,553
Broadcom, Inc.	6,361	8,271,016
Enphase Energy, Inc.*	1,855	201,750
Entegris, Inc.	1,925	255,871
First Solar, Inc.*	1,383	243,823
Intel Corp.	57,447	1,750,410
KLA Corp.	1,847	1,273,119
Lam Research Corp.	1,780	1,592,050

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

April 30, 2024 (Unaudited)

Investments	Shares	Value
Marvell Technology, Inc.	11,279	$743,399
Microchip Technology, Inc.	7,212	663,360
Micron Technology, Inc.	14,988	1,693,044
Monolithic Power Systems, Inc.	610	408,291
NVIDIA Corp.	32,355	27,955,366
NXP Semiconductors NV	3,503	897,434
ON Semiconductor Corp.*	5,842	409,875
Qorvo, Inc.*	1,321	154,346
QUALCOMM, Inc.	15,122	2,507,984
Skyworks Solutions, Inc.	2,169	231,194
Teradyne, Inc.	2,072	241,015
Texas Instruments, Inc.	12,327	2,174,729
		58,734,174
Software - 10.8%
Adobe, Inc.*	6,142	2,842,701
ANSYS, Inc.*	1,180	383,358
AppLovin Corp., Class A*	1,853	130,766
Aspen Technology, Inc.*	378	74,417
Atlassian Corp., Class A*	1,941	334,434
Autodesk, Inc.*	2,901	617,478
Cadence Design Systems, Inc.*	3,690	1,017,075
Crowdstrike Holdings, Inc., Class A*	3,079	900,731
Datadog, Inc., Class A*	3,700	464,350
Dynatrace, Inc.*	3,015	136,610
Fair Isaac Corp.*	334	378,532
Fortinet, Inc.*	8,838	558,385
Gen Digital, Inc.	8,023	161,583
HubSpot, Inc.*	656	396,795
Intuit, Inc.	3,622	2,265,996
Microsoft Corp.	100,968	39,309,870
Oracle Corp.	21,662	2,464,053
Palantir Technologies, Inc., Class A*	25,167	552,919
Palo Alto Networks, Inc.*	4,276	1,243,846
PTC, Inc.*	1,621	287,630
Roper Technologies, Inc.	1,341	685,868
Salesforce, Inc.	12,733	3,424,412
ServiceNow, Inc.*	2,650	1,837,325
Synopsys, Inc.*	2,000	1,061,180
Tyler Technologies, Inc.*	552	254,776
Unity Software, Inc.*	3,271	79,387
Workday, Inc., Class A*	2,832	693,075
Zoom Video Communications, Inc.,Class A*	3,188	194,787
Zscaler, Inc.*	1,236	213,754
		62,966,093
Investments	Shares	Value
Specialized REITs - 0.9%
American Tower Corp.	6,334	$1,086,661
Crown Castle, Inc.	5,882	551,614
Digital Realty Trust, Inc.	4,016	557,340
Equinix, Inc.	1,276	907,376
Extra Space Storage, Inc.	2,777	372,896
Iron Mountain, Inc.	3,966	307,444
Public Storage	2,150	557,818
SBA Communications Corp., Class A	1,464	272,480
VICI Properties, Inc., Class A	14,055	401,270
Weyerhaeuser Co.	9,305	280,732
		5,295,631
Specialty Retail - 1.9%
AutoZone, Inc.*	235	694,754
Best Buy Co., Inc.	2,523	185,794
Burlington Stores, Inc.*	816	146,831
CarMax, Inc.*	2,145	145,796
Home Depot, Inc. (The)	13,511	4,515,647
Lowe’s Cos, Inc.	7,814	1,781,514
O’Reilly Automotive, Inc.*	797	807,568
Ross Stores, Inc.	4,245	549,940
TJX Cos, Inc. (The)	15,471	1,455,666
Tractor Supply Co.	1,467	400,608
Ulta Beauty, Inc.*	647	261,931
		10,946,049
Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	197,705	33,675,093
Dell Technologies, Inc., Class C	2,177	271,341
Hewlett Packard Enterprise Co.	17,449	296,633
HP, Inc.	11,765	330,479
NetApp, Inc.	2,835	289,765
Pure Storage, Inc., Class A*	3,787	190,865
Seagate Technology Holdings plc	2,831	243,211
Super Micro Computer, Inc.*	670	575,396
Western Digital Corp.*	4,077	288,774
		36,161,557
Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp.*	349	285,646
Lululemon Athletica, Inc.*	1,504	542,342
NIKE, Inc., Class B	16,011	1,477,175
		2,305,163
Tobacco - 0.5%
Altria Group, Inc.	24,035	1,052,973
Philip Morris International, Inc.	21,073	2,000,671
		3,053,644

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

April 30, 2024 (Unaudited)

Investments	Shares	Value
Trading Companies & Distributors - 0.4%
Fastenal Co.	7,758	$527,079
Ferguson plc	2,762	579,744
United Rentals, Inc.	920	614,550
WW Grainger, Inc.	613	564,788
		2,286,161
Water Utilities - 0.1%
American Water Works Co., Inc.	2,646	323,659

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	6,143	1,008,496

Total Common Stocks (Cost $528,022,136)		584,401,518

	Principal
Short-Term Investments - 0.0%†
Time Deposit - 0.0%†
Sumitomo Mitsui Banking Corp., London 4.67% 5/1/2024 (Cost $95,151)	$95,151	95,151

Total Investments - 99.9% (Cost $528,117,287)		$584,496,669
Other Assets Less Liabilities - 0.1%		332,394
Net Assets - 100.0%		$584,829,063

*	Non-income producing security.
†	Represents less than 0.05%.

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

April 30, 2024 (Unaudited)

Futures Contracts Purchased

TCW Transform 500 ETF had the following open long futures contracts as of April 30, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 Micro E-Mini Index	16	6/21/2024	USD	$405,360	$(9,251)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.

	Level 1*	Level 2*	Level 3*	Total
Investments
Assets
Common Stocks**	$584,401,518	$-	$-	$584,401,518
Short-Term Investments
Time Deposit	95,151	-	-	95,151
Total Investments	$584,496,669	$-	$-	$584,496,669

Other Financial Instruments
Liabilities
Futures Contracts***	$(9,251)	$-	$-	$(9,251)
Total Other Financial Instruments	$(9,251)	$-	$-	$(9,251)

*	Please refer to Note 2.
**	Please refer to the Schedule of Investments to view securities segregated by industry.
***	Futures Contracts Purchased.

See accompanying Notes to Financial Statements.

Schedule of Investments TCW Transform Systems ETF

April 30, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 98.7%

Aerospace & Defense - 21.5%
Airbus SE	45,831	$7,565,529
General Electric Co.	63,339	10,249,517
Safran S.A.	40,799	8,891,009
		26,706,055
Building Products - 2.5%
Trane Technologies plc	9,643	3,060,110

Commercial Services & Supplies - 13.2%
Republic Services, Inc., Class A	55,395	10,619,221
Waste Management, Inc.	27,733	5,769,019
		16,388,240
Construction & Engineering - 4.1%
WillScot Mobile Mini Holdings Corp.*	138,253	5,109,831

Electric Utilities - 1.0%
Constellation Energy Corp.	6,662	1,238,732

Electrical Equipment - 13.3%
GE Vernova, Inc.*	24,793	3,810,932
Hubbell, Inc., Class B	4,680	1,734,034
nVent Electric plc	24,610	1,773,643
Rockwell Automation, Inc.	6,190	1,677,242
Schneider Electric SE	6,003	1,378,017
Vertiv Holdings Co., Class A	66,236	6,159,948
		16,533,816
Ground Transportation - 8.8%
Canadian Pacific Kansas City Ltd.	60,273	4,727,211
Union Pacific Corp.	25,950	6,154,302
		10,881,513
Independent Power & Renewable Electricity Producers - 4.9%
Vistra Corp.	80,243	6,085,629

Machinery - 2.8%
Caterpillar, Inc.	3,245	1,085,680
Deere & Co.	3,124	1,222,765
Sandvik AB	56,628	1,144,337
		3,452,782
Oil, Gas & Consumable Fuels - 15.5%
Diamondback Energy, Inc.	34,513	6,941,600
Exxon Mobil Corp.	63,360	7,493,587
Occidental Petroleum Corp.	73,270	4,846,078
		19,281,265
Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 4.9%
Applied Materials, Inc.	22,881	$4,545,311
First Solar, Inc.*	9,043	1,594,281
		6,139,592
Software - 6.2%
Microsoft Corp.	19,917	7,754,286

Total Common Stocks (Cost $100,082,415)		122,631,851

	Principal
Short-Term Investments - 3.0%
Time Deposit - 3.0%
Sumitomo Mitsui Banking Corp., Tokyo 4.67% 5/1/2024 (Cost $3,671,979)	$3,671,979	3,671,979

Total Investments - 101.7% (Cost $103,754,394)		$126,303,830
Liabilities in Excess of Other Assets - (1.7%)		(2,096,853)
Net Assets - 100.0%		$124,206,977

*	Non-income producing security.

TCW Transform Systems ETF invested, as a percentage of net assets, in the following countries as of April 30, 2024:

United States	75.7%
France	14.4%
Canada	3.8%
Ireland	2.5%
United Kingdom	1.4%
Sweden	0.9%
Other(1)	1.3%
Total	100.0%

(1)	Includes cash, short term investments and net other assets (liabilities).

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform Systems ETF

April 30, 2024 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.

	Level 1*	Level 2*	Level 3*	Total
Investments
Assets
Common Stocks**	$122,631,851	$-	$-	$122,631,851
Short-Term Investments
Time Deposit	3,671,979	-	-	3,671,979
Total Investments	$126,303,830	$-	$-	$126,303,830

*	Please refer to Note 2.
**	Please refer to the Schedule of Investments to view securities segregated by industry.

See accompanying Notes to Financial Statements.

Schedule of Investments TCW Transform Supply Chain ETF

April 30, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 98.4%

Aerospace & Defense - 6.1%
TransDigm Group, Inc.	727	$907,318

Building Products - 5.8%
Advanced Drainage Systems, Inc.	2,387	374,759
Trane Technologies plc	1,507	478,231
		852,990
Commercial Services & Supplies - 17.7%
GFL Environmental, Inc.	17,328	552,763
Waste Connections, Inc.	6,769	1,097,187
Waste Management, Inc.	4,731	984,143
		2,634,093
Construction & Engineering - 6.0%
WillScot Mobile Mini Holdings Corp.*	23,943	884,933

Construction Materials - 12.9%
Martin Marietta Materials, Inc.	2,170	1,273,942
Vulcan Materials Co.	2,463	634,543
		1,908,485
Electrical Equipment - 4.7%
Emerson Electric Co.	4,946	533,080
Rockwell Automation, Inc.	622	168,537
		701,617
Ground Transportation - 14.3%
Canadian Pacific Kansas City Ltd.	8,008	628,067
CSX Corp.	9,684	321,702
Norfolk Southern Corp.	4,255	980,013
Saia, Inc.*	488	193,653
		2,123,435
Industrial Conglomerates - 2.5%
Siemens AG	1,979	371,499

Life Sciences Tools & Services - 3.3%
Agilent Technologies, Inc.	3,526	483,203

Metals & Mining - 3.2%
Teck Resources Ltd., Class B	9,552	469,863

Semiconductors & Semiconductor Equipment - 16.5%
First Solar, Inc.*	927	163,430
Lam Research Corp.	781	698,534
Micron Technology, Inc.	2,331	263,310
NVIDIA Corp.	698	603,086
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,312	729,550
		2,457,910
Investments	Shares	Value
Trading Companies & Distributors - 5.4%
Ferguson plc	3,146	$660,345
United Rentals, Inc.	212	141,614
		801,959
Total Common Stocks (Cost $12,720,767)		14,597,305

	Principal
Short-Term Investments - 1.6%
Time Deposit - 1.6%
Australia and New Zealand Banking Group, London 4.67% 5/1/2024 (Cost $233,065)	$233,065	233,065

Total Investments - 100.0% (Cost $12,953,832)		$14,830,370
Liabilities in Excess of Other Assets - (0.0%)†		(6,064)
Net Assets - 100.0%		$14,824,306

*	Non-income producing security.
†	Represents less than 0.05%.

TCW Transform Supply Chain ETF invested, as a percentage of net assets, in the following countries as of April 30, 2024:

United States	64.8%
Canada	18.6%
Taiwan	4.9%
United Kingdom	4.5%
Ireland	3.2%
Germany	2.5%
Other(1)	1.5%
Total	100.0%

(1)	Includes cash, short term investments and net other assets (liabilities).

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform Supply Chain ETF

April 30, 2024 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.

	Level 1*	Level 2*	Level 3*	Total
Investments
Assets
Common Stocks**	$14,597,305	$-	$-	$14,597,305
Short-Term Investments
Time Deposit	233,065	-	-	233,065
Total Investments	$14,830,370	$-	$-	$14,830,370

*	Please refer to Note 2.
**	Please refer to the Schedule of Investments to view securities segregated by industry.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

April 30, 2024 (Unaudited)

	TCW Transform 500 ETF	TCW Transform Systems ETF	TCW Transform Supply Chain ETF
ASSETS:
Investments in securities at value (Note 2)	$584,401,518	$122,631,851	$14,597,305
Investments in time deposit at value (Note 2)	95,151	3,671,979	233,065
Segregated cash balance with broker for future contracts	35,709	-	-
Receivables:
Dividends and interest	333,871	37,371	2,485
Capital shares sold	-	689,298	-
Securities lending income	36	-	-
Investment securities sold	3,505	1,501,690	-
Reclaims	3,188	9,771	941
Total Assets	584,872,978	128,541,960	14,833,796

LIABILITIES:
Cash overdraft	-	1,369,491	-
Payables:
Investment securities purchased	10,505	2,212,840	-
Capital shares purchased	-	675,091	-
Management fees (Note 3)	24,159	77,561	9,490
Unrealized depreciation on future contracts	9,251	-	-
Total Liabilities	43,915	4,334,983	9,490

NET ASSETS	$584,829,063	$124,206,977	$14,824,306

NET ASSETS CONSIST OF:
Paid-in capital	$496,084,942	$104,272,111	$12,754,029
Total distributable earnings (accumulated loss)	88,744,121	19,934,866	2,070,277

NET ASSETS	$584,829,063	$124,206,977	$14,824,306
Shares outstanding	9,960,000	1,840,000	240,000
Net asset value, per share	$58.72	$67.50	$61.77
Investments in securities at cost	$528,022,136	$100,082,415	$12,720,767
Investments in time deposit at cost	$95,151	$3,671,979	$233,065

See accompanying Notes to Financial Statements.

Statements of Operations

For the Period Ended April 30, 2024 (Unaudited)

	TCW Transform 500 ETF	TCW Transform Systems ETF	TCW Transform Supply Chain ETF
INVESTMENT INCOME:
Dividend income	$4,369,181	$993,788	$61,488
Special dividends (Note 2)	160,853	-	5,250
Interest income	6,483	63,990	6,292
Securities lending income (Note 2)	76,852	-	-
Other income	334	277	-
Foreign withholding tax on dividends	(1,150)	(27,155)	(3,066)
Total Income	4,612,553	1,030,900	69,964

EXPENSES:
Management fees (Note 3)	150,645	479,758	47,555
Total Expenses	150,645	479,758	47,555
Net Investment Income (Loss)(1)	4,461,908	551,142	22,409

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in securities	(2,385,785)	(293,307)	10,676
Foreign currency transactions	-	(1,148)	(2)
In-kind redemptions of investments	43,770,127	15,525,880	615,291
Expiration or closing of futures contracts	113,973	-	-
Net realized gain (loss)	41,498,315	15,231,425	625,965

Change in unrealized appreciation (depreciation) on:
Investments in securities	70,668,919	21,722,987	2,323,363
Translation of assets and liabilities denominated in foreign currencies	-	(44)	(10)
Future contracts	1,026	-	-
Change in unrealized appreciation (depreciation)	70,669,945	21,722,943	2,323,353
Net realized and unrealized gain (loss) on investments	112,168,260	36,954,368	2,949,318
Net Increase (Decrease) in Net Assets Resulting From Operations	$116,630,168	$37,505,510	$2,971,727

(1)	Net investment income (loss) represents dividends and other income received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	TCW Transform 500 ETF		TCW Transform Systems ETF
	For the Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
OPERATIONS:
Net investment income (loss)(1)	$4,461,908	$6,948,217	$551,142	$869,478
Net realized gain (loss) on investments	41,498,315	(3,685,708)	15,231,425	1,924,445
Net change in unrealized appreciation (depreciation) on investments	70,669,945	33,977,897	21,722,943	(1,918,882)
Net increase (decrease) in net assets resulting from operations	116,630,168	37,240,406	37,505,510	875,041

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(4,422,657)	(6,793,601)	(435,495)	(878,542)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	85,866,098	156,383,120	20,852,957	94,574,289
Cost of shares redeemed	(151,411,606)	(6,088,518)	(57,920,941)	(60,648,547)
Net increase (decrease) in net assets from capital transactions	(65,545,508)	150,294,602	(37,067,984)	33,925,742
Increase (decrease) in net assets	46,662,003	180,741,407	2,031	33,922,241

NET ASSETS:
Beginning of period/year	538,167,060	357,425,653	124,204,946	90,282,705
End of period/year	$584,829,063	$538,167,060	$124,206,977	$124,204,946

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period/year	11,040,000	7,980,000	2,460,000	1,800,000
Shares sold	1,560,000	3,180,000	330,000	1,860,000
Shares redeemed	(2,640,000)	(120,000)	(950,000)	(1,200,000)
Shares outstanding, end of period/year	9,960,000	11,040,000	1,840,000	2,460,000

(1)	Net investment income (loss) represents dividends and other income received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)

	TCW Transform Supply Chain ETF*
	For the Period Ended April 30, 2024 (Unaudited)	For the Period Ended October 31, 2023
OPERATIONS:
Net investment income (loss)(1)	$22,409	$29,697
Net realized gain (loss) on investments	625,965	(145,630)
Net change in unrealized appreciation (depreciation) on investments	2,323,353	(446,825)
Net increase (decrease) in net assets resulting from operations	2,971,727	(562,758)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(32,123)	(32,526)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	12,443,014	14,174,939	(2)
Cost of shares redeemed	(9,973,067)	(4,164,900	)(2)
Net increase (decrease) in net assets from capital transactions	2,469,947	10,010,039
Increase (decrease) in net assets	5,409,551	9,414,755

NET ASSETS:
Beginning of period	9,414,755	-
End of period	$14,824,306	$9,414,755

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	200,000	-
Shares sold	210,000	280,001	(2)
Shares redeemed	(170,000)	(80,001	)(2)
Shares outstanding, end of period	240,000	200,000

*	The Fund commenced investment operations on February 14, 2023.
(1)	Net investment income (loss) represents dividends and other income received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(2)	Beginning capital of $50 was contributed by Fund Management at Engine No. 1 LLC, the former investment adviser to the Fund, in exchange for 1 Share of the Fund in connection with the seeding of the Fund. The Share was redeemed by the former investment adviser on the commencement of investment operations on February 14, 2023.

See accompanying Notes to Financial Statements.

Financial Highlights TCW Transform 500 ETF

For a share outstanding throughout each period/year presented.

	For the Period Ended April 30, 2024 (Unaudited)		For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Period June 22, 2021 through October 31, 2021(1)
Per Share Data:
Net asset value, beginning of period/year	$48.75		$44.79	$54.50	$50.18
Net investment income (loss)(2)	0.42	(3)	0.76	0.72	0.22
Net realized and unrealized gain (loss) on investments	9.96		3.94	(9.79)	4.23
Total gain (loss) from investment operations	10.38		4.70	(9.07)	4.45

Distributions to Shareholders:
Net investment income	(0.41)		(0.74)	(0.64)	(0.13)
Total distributions	(0.41)		(0.74)	(0.64)	(0.13)
Net asset value, end of period/year	$58.72		$48.75	$44.79	$54.50
Market value, end of period/year	$58.77		$48.72	$44.78	$54.49

Total Return at Net Asset Value(4)	21.31%		10.51%	-16.72%	8.87%

Total Return at Market Value(4)	21.48%		10.47%	-16.72%	8.86%

Ratios/Supplemental Data:
Net assets, end of period/year (000’s omitted)	$584,829		$538,167	$357,426	$235,434
Ratio to average net assets of:
Expenses	0.05	%(5)	0.05%	0.05%	0.05	%(5)
Net investment income(6)	1.48	%(5)	1.55%	1.47%	1.15	%(5)
Net investment income excluding special dividends	1.43	%(5)	1.55%	1.47%	1.15	%(5)
Portfolio turnover rate(7)	2%		2%	4%	1%

(1)	Commencement of investment operations on June 22, 2021.
(2)	Based on average daily shares outstanding.
(3)	This ratio reflects the inclusion of large, non-recurring dividends (special dividends) recognized by the Fund during the period. If a special dividend had not been received during a period, this ratio would have been lower. The net investment income (loss) per share excluding special dividends is $0.40 for the period ended April 30, 2024.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market values are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the closing price. Total return calculated for a period of less than one year is not annualized. Effective May 30, 2024 the listing exchange for shares of each ETF changed from Cboe BZX Exchange, Inc. to the floor of the New York Stock Exchange LLC. See Note 10 – Subsequent Events in the Notes to Financial Statements for more information.
(5)	Annualized.
(6)	Net investment income (loss) represents dividends and other income received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights TCW Transform Systems ETF

For a share outstanding throughout each period/year presented.

	For the Period Ended April 30, 2024 (Unaudited)		For the Year Ended October 31, 2023	For the Period February 2, 2022 through October 31, 2022(1)
Per Share Data:
Net asset value, beginning of period/year	$50.49		$50.16	$49.94
Net investment income (loss)(2)	0.25		0.40 (3)	0.35	(3)
Net realized and unrealized gain (loss) on investments	16.95		0.34	0.18
Total gain (loss) from investment operations	17.20		0.74	0.53

Distributions to Shareholders:
Net investment income	(0.19)		(0.41)	(0.31)
Total distributions	(0.19)		(0.41)	(0.31)
Net asset value, end of period/year	$67.50		$50.49	$50.16
Market value, end of period/year	$67.54		$50.53	$50.18

Total Return at Net Asset Value(4)	34.13%		1.50%	1.09%

Total Return at Market Value(4)	34.09%		1.55%	1.13%

Ratios/Supplemental Data:
Net assets, end of period/year (000’s omitted)	$124,207		$124,205	$90,283
Ratio to average net assets of:
Expenses	0.75	%(5)	0.75%	0.75	%(5)
Net investment income(6)	0.86	%(5)	0.79%	0.94	%(5)
Net investment income excluding special dividends	0.86	%(5)	0.75%	0.66	%(5)
Portfolio turnover rate(7)	5%		91%	261%

(1)	Commencement of investment operations on February 2, 2022.
(2)	Based on average daily shares outstanding.
(3)	This ratio reflects the inclusion of large, non-recurring dividends (special dividends) recognized by the Fund during the period. If a special dividend had not been received during a period, this ratio would have been lower. The net investment income (loss) per share excluding special dividends is $0.38 for the year ended October 31, 2023 and $0.24 for the period February 2, 2022 through October 31, 2022.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market values are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the closing price. Total return calculated for a period of less than one year is not annualized. Effective May 30, 2024 the listing exchange for shares of each ETF changed from Cboe BZX Exchange, Inc. to the floor of the New York Stock Exchange LLC. See Note 10 – Subsequent Events in the Notes to Financial Statements for more information.
(5)	Annualized.
(6)	Net investment income (loss) represents dividends and other income received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights TCW Transform Supply Chain ETF

For a share outstanding throughout each period presented.

	For the Period Ended April 30, 2024 (Unaudited)		For the Period February 14, 2023 through October 31, 2023(1)
Per Share Data:
Net asset value, beginning of period	$47.07		$50.04
Net investment income (loss)(2)	0.10	(3)	0.15
Net realized and unrealized gain (loss) on investments	14.75		(2.96)
Total gain (loss) from investment operations	14.85		(2.81)

Distributions to Shareholders:
Net investment income	(0.15)		(0.16)
Total distributions	(0.15)		(0.16)
Net asset value, end of period	$61.77		$47.07
Market value, end of period	$61.83		$47.07

Total Return at Net Asset Value(4)	31.55%		-5.63%

Total Return at Market Value(4)	31.68%		-5.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$14,824		$9,415
Ratio to average net assets of:
Expenses	0.75	%(5)	0.75	%(5)
Net investment income(6)	0.35	%(5)	0.42	%(5)
Net investment income excluding special dividends	0.27	%(5)	0.42	%(5)
Portfolio turnover rate(7)	12%		63%

(1)	Commencement of investment operations on February 14, 2023.
(2)	Based on average daily shares outstanding.
(3)	This ratio reflects the inclusion of large, non-recurring dividends (special dividends) recognized by the Fund during the period. If a special dividend had not been received during a period, this ratio would have been lower. The net investment income (loss) per share excluding special dividends is $0.08 for the period ended April 30, 2024.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market values are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the closing price. Total return calculated for a period of less than one year is not annualized. Effective May 30, 2024 the listing exchange for shares of each ETF changed from Cboe BZX Exchange, Inc. to the floor of the New York Stock Exchange LLC. See Note 10 – Subsequent Events in the Notes to Financial Statements for more information.
(5)	Annualized.
(6)	Net investment income (loss) represents dividends and other income received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Notes to Financial Statements April 30, 2024 (Unaudited)

1. Organization

TCW ETF Trust (formerly, Engine No. 1 ETF Trust) (the “Trust”), a Delaware statutory trust organized on October 26, 2020, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is authorized to issue multiple series or portfolios. As of April 30, 2024, the Trust consisted of three investment portfolios: TCW Transform 500 ETF (the “Transform 500 ETF”), TCW Transform Systems ETF (formerly TCW Transform Climate ETF, the “Transform Systems ETF”) and TCW Transform Supply Chain ETF (the “Transform Supply Chain ETF”) (each a “Fund” and collectively, the “Funds”). On May 6, 2024, the TCW Artificial Intelligence ETF and TCW Compounders ETF, each a series of the Trust, commenced operations. On April 8, 2024, the Board of Trustees of the Trust approved: (1) the establishment of TCW Multisector Credit Income ETF, TCW AAA CLO Bond ETF, TCW Flexible Income ETF, TCW Senior Loan ETF, TCW Investment Grade ETF and TCW High Yield Bond ETF as new series of the Trust; and (2) the conversion of Metropolitan West Flexible Income Fund, Metropolitan West Floating Rate Income Fund and Metropolitan West Investment Grade Credit Fund, each a series of Metropolitan West Funds, and TCW High Yield Bond Fund, a series of TCW Funds, Inc., into TCW Flexible Income ETF, TCW Senior Loan ETF, TCW Investment Grade Credit ETF and TCW High Yield Bond ETF, respectively.* TCW Investment Management Company LLC (the “Adviser”) is the investment adviser to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has its own investment objective and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

Investment Objectives and Principal Investment Strategies

ETF Fund	Strategies
Diversified Fund
Transform 500 ETF	Seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Large Cap Select IndexSM.

Non-Diversified Funds
Transform Systems ETF

Seeks long-term growth of capital by investing in companies that the Adviser believes will benefit from global transformation in the systems supporting how energy and power are sourced, produced, and consumed.

Transform Supply Chain ETF	Seeks long-term growth of capital by investing in the equities of companies that it deems are creating value through supply chain transformation.

There can be no assurance that the Funds will achieve their respective investment objectives.

2. Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The Trust is an investment company and follows the investment company accounting standards and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standard Codification (“ASC”) Topic 946, “Financial Services — Investment Companies”. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative guidance for SEC registrants. The following summarizes the significant accounting policies of the Funds:

*	This communication is not a solicitation of proxy. This communication is for informational purposes only and does not constitute an offer of any securities for sale. No offer of securities will be made except pursuant to a prospectus meeting the requirements of Section 10 of the Securities Act of 1933, as amended. In connection with the proposed conversions, a combined prospectus/information statement included in a registration statement on Form N-14 will be or has been filed with the SEC. Shareholders should read the combined prospectus/information statement, which contains or will contain important information about the conversions. For a free copy of the combined prospectus/information statement, please contact (866) 364-1383. The combined prospectus/information statement is or will be available on the Securities and Exchange Commission’s website (www.sec.gov) as well. Investors should consider the investment objectives, risks, fees and expenses of the Funds carefully. All investments involve risk, including the possible loss of principal. There is no guarantee that the investment objective of a Fund will be achieved. Past performance is no guarantee of future results.

Notes to Financial Statements (Continued) April 30, 2024 (Unaudited)

Principles of Accounting

The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value

The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of each Fund’s shares outstanding.

Security Valuations

Generally, securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Futures contracts listed for trading on a futures exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Investments in open-end regulated investment companies are valued at NAV.

Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Adviser that prices received were not reflective of their market values.

The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted.

The Funds may use independent pricing services to assist in calculating the value of each Fund’s securities or other assets.

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions and Related Investment Income

Throughout the reporting period, security transactions are accounted for one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds, if any, are presented separately on the Statements of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Notes to Financial Statements (Continued) April 30, 2024 (Unaudited)

Dividend Distributions

Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds intend to declare and make distributions of taxable net investment income quarterly and net capital gains annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Therefore, no provision for federal income tax should be required.

Use of Estimates

The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation

The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, including foreign exchange contracts, net currency gains and losses realized between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific asset, currency, rate or index at a specified future time and at a specified price. Stock index futures are based on investments that reflect the market value of common stock of the firms included in an underlying index. The Funds may enter into futures contracts to purchase securities indexes when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. To the extent required by law, liquid assets committed to futures contracts will be maintained.

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the Commodity Futures Trading Commission (“CFTC”) and must be executed through the futures commission merchant (“FCM”). Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, the Funds will incur brokerage fees when it buys or sells futures contracts.

Upon entering into a futures contract, the Funds will be required to deliver to an account controlled by the FCM an amount of cash or cash equivalents known as “initial margin,” which is in the nature of a performance bond or good faith deposit on the contract and is returned to the Funds upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the FCM will be made daily as the price of the instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.”

At any time prior to the expiration of a futures contract, the Funds may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

Notes to Financial Statements (Continued) April 30, 2024 (Unaudited)

There are several risks accompanying the utilization of futures contracts. Utilization of futures by the Transform 500 ETF involves the risk of imperfect or even negative correlation to the Morningstar® US Large Cap Select IndexSM (its “Underlying Index”) if the index underlying the futures contract differs from the Underlying Index. For each Fund, there is also the risk of loss of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract.

Because the futures market generally imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Funds to substantial losses. In the event of adverse price movements, the Funds would be required to make daily cash payments of variation margin.

For the period ended April 30, 2024, the average monthly notional amount of open futures contracts for Transform 500 ETF was $563,707. The range of monthly notional amounts was $264,318 to $858,876. For the period ended April 30, 2024, Transform Systems ETF and Transform Supply Chain ETF did not hold open futures contracts.

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of April 30, 2024

Transform 500 ETF

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments under ASC 815	Statements of Assets and Liabilities	Unrealized Appreciation*	Statements of Assets and Liabilities	Unrealized Depreciation*
Equity Index Futures Contracts	Unrealized appreciation on futures contracts*	$-	Unrealized depreciation on futures contracts*	$(9,251)*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.

Derivatives Not Accounted for as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on expiration or closing of futures contracts; change in net unrealized appreciation (depreciation) on futures contracts	$113,973	$1,026

Time Deposits

Each Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short-term investments in the Funds’ Schedules of Investments.

Securities Lending

The Funds may lend portfolio securities to certain borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. The Funds may terminate a loan at any time and obtain the return of the securities loaned. The Funds receive the value of any interest or cash or noncash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

Notes to Financial Statements (Continued) April 30, 2024 (Unaudited)

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Funds are compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Funds are compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Funds or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

The Funds may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from the Funds to borrowers, arranges for the return of loaned securities to the Funds at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Funds have agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return the Funds’ securities as agreed, the Funds may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Investing cash collateral subjects the Funds to greater market risk, including losses on the collateral and, should the Funds need to look to the collateral in the event of the borrower’s default, losses on the loan secured by that collateral.

Transform 500 ETF, Transform Systems ETF and Transform Supply Chain ETF did not have any securities on loan as of April 30, 2024.

3. Management and Other Agreements

Management

The Adviser, located at 515 South Flower Street, Los Angeles, CA 90071, furnishes investment advisory services to the Funds pursuant to an Investment Advisory Agreement with the Trust on behalf of the Funds (the “Investment Advisory Agreement”), subject to the supervision and direction of the Board. The Adviser is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended.

For its investment advisory services to the Funds, the Adviser is paid a management fee from the Funds based on a percentage of the Fund’s average daily net assets, at the annual rate of 0.05% for the Transform 500 ETF, 0.75% for the Transform Systems ETF and 0.75% for the Transform Supply Chain ETF for the period. The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses, as may be specified in a separate letter of agreement.

Pursuant to the Investment Advisory Agreement between the Adviser and the Trust (entered into on behalf of the Funds), the Adviser is responsible for substantially all expenses of the Funds, except (i) interest and taxes (including, but not limited to, income, excise, transfer and withholding taxes); (ii) expenses of the Funds incurred with respect to the acquisition, holding, voting and/or disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) the advisory fee payable to the Adviser under the Investment Advisory Agreement; (v) litigation expenses (including fees and expenses of counsel retained by or on behalf of the Trust or any Fund) and any fees, costs or expenses payable by the Trust or any Fund pursuant to indemnification obligations to which the Trust or such Fund may be subject (pursuant to contract or otherwise); and (vi) any extraordinary expenses, as determined by a majority of the Independent Trustees.

Administrator, Custodian, Transfer Agent and Accounting Agent

Brown Brothers Harriman & Co. (“BBH”), which has its principal office at 50 Post Office Square, Boston, Massachusetts 02110, is the Funds’ administrator, fund accountant, transfer and dividend agent and custodian. BBH is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Distribution and Fund Officers

Foreside Financial Services, LLC (the “Distributor”), Three Canal Plaza, Suite 100, Portland, Maine 04101, is the distributor for the shares of the Trust. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Notes to Financial Statements (Continued) April 30, 2024 (Unaudited)

Foreside Fund Officer Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, provides the Trust with a Chief Compliance Officer and Principal Financial Officer.

Legal Counsel

Paul Hastings LLP, located at 101 California Street, 48th Floor, San Francisco, CA 94111 serves as legal counsel to the Trust and the Funds.

Independent Registered Public Accounting Firm

As of April 30, 2024, Cohen & Company, Ltd. served as the Trust’s independent registered public accounting firm. The independent registered public accounting firm was responsible for auditing the annual financial statements of the Funds. Effective June 10, 2024, Deloitte & Touche LLP will serve as the Trust’s independent registered public accounting firm.

Organizational and Offering Costs

The Adviser has paid or assumed all organizational and offering expenses for the Funds.

Board of Trustees Compensation

Prior to March 1, 2024, each Independent Trustee was paid an annual retainer of $20,000 per calendar year (paid in quarterly increments) for his or her services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings. The Chairs of the Audit Committee and Nominating and Governance Committee were each paid an additional annual retainer of $5,000 per calendar year (paid in quarterly increments). Effective March 1, 2024, each Independent Trustee is paid an annual retainer of $27,500 per calendar year, plus a $1,500 per-meeting fee for in-person attendance and $250 for telephonic attendance for each Board of Trustees meeting attended by that Independent Trustee. The Independent Chair of the Board of Trustees receives an additional annual retainer of $10,500, the Independent Vice Chair receives an additional annual retainer of $7,000, and the Chairs of the Audit Committee and the Nominating and Governance Committee each receives an additional annual retainer of $1,750. The Independent Trustees’ compensation is paid by the Adviser from the management fees it receives from the Funds.

4. Related Parties

At April 30, 2024, certain officers and Trustees of the Trust are also officers or employees of the Adviser or affiliated with the Distributor.

5. Creation and Redemption Transactions

Each Fund issues and redeems shares (“Shares”) at NAV only in aggregations of a specified number of Shares (each a “Creation Unit”). The Funds may issue and redeem Creation Units of its Shares in exchange for a designated basket of portfolio investments (including any portion of such investments for which cash may be substituted) (“Deposit Instruments”), together with the deposit of a specified cash payment (“Cash Component”). As of April 30, 2024, shares of each Fund are listed and trade on Cboe BZX Exchange, Inc. (the “Exchange” or “Cboe BZX”), a national securities exchange. Effective May 30, 2024, shares of each Fund are listed and trade on New York Stock Exchange LLC, a national securities exchange. Shares of the Funds are traded in the secondary market and elsewhere at market values that may be at, above or below each Fund’s NAV. Shares are redeemable only in Creation Units by authorized participants that have entered into agreements with the Distributor (“Authorized Participants”), and, generally, in exchange for securities in kind and or a cash amount. Creation Units typically are large blocks of a specified number of shares or multiples thereof. In the event of liquidation of a Fund, the Trust may lower the number of shares in a Creation Unit.

Shares may be issued in advance of receipt of Deposit Instruments, subject to various conditions, including a requirement that the Authorized Participant maintain with the Trust a cash deposit in an amount at least equal to a specified percentage, as set forth in the applicable Participant Agreement, of the value of the missing Deposit Instruments. The Trust may use such cash deposit at any time to purchase Deposit Instruments. Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of Shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

Notes to Financial Statements (Continued) April 30, 2024 (Unaudited)

6. Risk Considerations

Principal Investment Risks. Shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to certain risks, including those noted below and in the Funds’ prospectuses, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

Active Management Risk. The Transform Systems ETF and the Transform Supply Chain ETF are actively managed, which means that investment decisions are made based on the Adviser’s investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Non-Diversified Fund Risk. Although the Transform Systems ETF and Transform Supply Chain ETF intend to invest in a variety of securities and instruments, these Funds are considered to be non-diversified, which means that they may invest more of their assets in the securities of a single issuer or a smaller number of issuers than if they were diversified funds. As a result, these Funds may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Funds’ volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Funds’ performance.

Concentration Risk. The Funds may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Funds’ investments more than the market as a whole, to the extent that the Funds’ investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand changes related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Global events, trade disputes and changes in government regulations, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector.

Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies in this sector tend to rely to a significant extent on government demand for their products and services.

Supply Chain Risk. Companies supply chains are generally subject to risk such as legislative or regulatory changes; adverse market conditions and/or increased competition; technological developments and changing technology; cyberattacks that may compromise a company’s operations or business; occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, exchange rate movements, and insurance costs; pandemics, natural disasters or other crisis; boarder and/or import controls; pent-up/increased demand; mobility restrictions; shortages of product and labor; dependence on intellectual property rights, and potential loss or impairment of those rights; research and development costs; and rapid product obsolescence. Global, regional, or local events, such as changes to trade relations, trade restrictions, and/or military conflict, may materially disrupt or indefinitely impair the operations of these companies. Securities of these companies may be cyclical and occasionally subject to sharp price movements. Certain companies may be subject to significant regulation, including environmental regulation, by federal, state and local governmental agencies.

Technology Sector Risk. Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

For more information on risks related to investing in the Funds, please refer to the Funds’ prospectuses which can be obtained on the Funds’ website (etf.tcw.com) or by calling customer service at 800-FUND-TCW (800-386-3829).

Notes to Financial Statements (Continued) April 30, 2024 (Unaudited)

7. Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Funds are required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the period ended April 30, 2024. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

At April 30, 2024, net unrealized appreciation (depreciation) on investments and derivatives for federal income tax purposes was as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Transform 500 ETF	$529,000,107	$89,912,684	$(34,425,373)	$55,487,311
Transform Systems ETF	$104,384,662	$24,429,528	$(2,510,360)	$21,919,168
Transform Supply Chain ETF	$13,032,319	$2,258,604	$(460,553)	$1,798,051

The differences between book-basis and tax-basis components of unrealized appreciation/(depreciation) are primarily attributable to tax deferral of losses on wash sales for tax purposes.

At October 31, 2023, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Total Amount
Transform 500 ETF	$4,772,132	$4,121,179	$8,893,311
Transform Systems ETF	$16,847,031	$487,950	$17,334,981
Transform Supply Chain ETF	$344,015	$-	$344,015

8. Purchases and Sales of Securities

Investment transactions (excluding in-kind subscriptions and redemptions and short-term investments) for the period ended April 30, 2024 were as follows:

Fund	Purchases	Sales
Transform 500 ETF	$21,088,364	$9,343,838
Transform Systems ETF	$23,459,618	$5,807,641
Transform Supply Chain ETF	$4,104,713	$1,513,972

For the period ended April 30, 2024, the cost of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:

	In-Kind
Fund	Subscriptions	Redemptions
Transform 500 ETF	$75,418,593	$151,262,799
Transform Systems ETF	$6,418,892	$57,944,397
Transform Supply Chain ETF	$2,447,240	$2,473,094

Notes to Financial Statements (Continued) April 30, 2024 (Unaudited)

9. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote. The Trust has not accrued any liability in connection with such indemnification.

10. Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On May 6, 2024, the TCW Artificial Intelligence ETF and TCW Compounders ETF, each a series of the Trust, commenced operations.

Effective May 30, 2024, the listing exchange for shares of each Fund will be changed from CBOE BZX Exchange, Inc. to the floor of the New York Stock Exchange LLC (“NYSE”): the TCW Transform 500 ETF, the TCW Transform Systems ETF and the TCW Transform Supply Chain ETF. Shareholders of each Fund are not anticipated to be impacted or need to take any action in connection with the change in listing exchange. The ticker of each Fund will remain the same.

Effective June 10, 2024, the Trust’s independent registered public accounting firm will be changed from Cohen & Company, Ltd. to Deloitte & Touche LLP. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

Management has determined that there are no other material events that would require recognition or disclosure in the Funds’ financial statements.

Supplemental Information

Change in Independent Registered Public Accounting Firm

Effective June 10, 2024, Cohen & Company, Ltd. (“Cohen”) was dismissed as the independent registered public accounting firm of the TCW Transform 500 ETF, TCW Transform Systems ETF, TCW Transform Supply Chain ETF, TCW Artificial Intelligence ETF and TCW Compounders ETF (the “Funds”). The Audit Committee of the Board of Trustees (the “Board”) recommended, and the Board approved, the replacement of Cohen with Deloitte & Touche LLP (“Deloitte”), effective June 10, 2024. The report of Cohen on the financial statements of the TCW Transform 500 ETF, TCW Transform Systems ETF and TCW Transform Supply Chain ETF as of and for the fiscal years ended October 31, 2022 and October 31, 2023 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal years ended October 31, 2022, October 31, 2023, and during the subsequent interim period through June 10, 2024: (i) there were no disagreements between the Funds and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which would have, if not resolved to the satisfaction of Cohen, caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Funds requested that Cohen furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the statements herein.

On June 10, 2024, the Audit Committee of the Board recommended, and the Board approved, the appointment of Deloitte as the Funds’ independent registered public accounting firm for the fiscal year ending October 31, 2024.

During the fiscal years ended October 31, 2022, October 31, 2023, and during the subsequent interim period through June 10, 2024, neither the Funds, nor anyone acting on their behalf, consulted with Deloitte on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

Quarterly Portfolio Schedule. The TCW ETF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date on Form NPORT-P. The Forms NPORT-P will be available on the SEC’s website at www.sec.gov. In addition, each Fund’s full portfolio holdings are updated daily and available on the Funds’ website at etf.tcw.com.

Proxy Voting Policies and Procedures. A description of TCW Investment Management Company LLC’s proxy voting policies and procedures, which are applicable to the TCW ETF Trust and each Fund is available on the Funds’ website at etf.tcw.com and on the SEC’s website at www.sec.gov.

Proxy Voting Record. The TCW ETF Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds are available by writing to the Administrator at 50 Post Office Square, Boston, MA 02110. The Funds’ Form N-PX will also be available on the SEC’s website at www.sec.gov.

Premium/Discount Information. Information about the difference between daily market values on the secondary market for shares of the Funds in TCW ETF Trust and such Funds’ net asset value can be found on our website, etf.tcw.com.

Code of Ethics. The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at www.sec.gov.

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), the Funds have adopted and implemented a written liquidity risk management program (the “Program”). The Program seeks to assess and manage each Fund’s liquidity risk, which is defined as the risk that a Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Funds’ Board of Trustees (the “Board”) has approved the designation of the Liquidity Program Administrator (“LPA”), a committee comprised of senior representatives of the Adviser, TCW Investment Management Company LLC and officers of the Funds, to oversee the implementation and monitoring of the Program. To assist in carrying out its responsibilities under the Program, the Adviser has retained a third party to perform certain functions, including providing market data and liquidity classification information.

Each Fund qualifies as an “In-Kind ETF” under the Liquidity Rule and the Program, which means that it meets redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash, and publishes its portfolio holdings daily. As In-Kind ETFs, the Funds are exempt from certain Liquidity Rule requirements, including classification of portfolio holdings and the requirement to establish a highly liquid investment minimum.

Consistent with the Liquidity Rule, the Program includes provisions that require, no less frequently than annually, assessments of the Funds’ liquidity risks, including a review of specific factors set forth in the Program as applicable to each Fund. In addition, the Program includes provisions designed to comply with the Liquidity Rule’s limitation on investments in “illiquid investments” (as defined in the Liquidity Rule) to no more than 15% of a Fund’s net assets as well as provisions regarding the maintenance and monitoring of In-Kind ETF status and periodic reporting to the Funds’ Board.

At a meeting of the Board of Trustees on March 4, 2024, the LPA provided a written report (the “Report”) to the Board as required by the Liquidity Rule addressing the operation, adequacy, and effectiveness the Program, including any material changes to the Program for the period from May 1, 2023 through December 31, 2023 (“Reporting Period”). The Report included a summary of the oversight of the Program and the system that is used to operate the Program, and a discussion of the annual assessment of each Fund’s liquidity risk, including a review, as applicable, of the Funds’ investment strategies and liquidity of portfolio investments, the effects of short-term and long-term cash flows, holdings of cash and cash equivalents, the efficiency of the arbitrage function and the level of active participation by Authorized Participants and its relationship to each Fund’s liquidity, the effect of pricing/spreads and basket assets on each Fund’s liquidity, and the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio during the Reporting Period.

The Report stated that, during the Reporting Period: (1) there were no material changes to the Program; (2) no Fund was required to classify its portfolio investments; (3) no Fund breached the 15% limitation on illiquid investments; and (4) no Fund was required to establish a highly liquid investment minimum. The Report concluded that during the Reporting Period the Program had been implemented effectively and was reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule.

There can be no assurance that the Program will achieve its objectives in the future. Additional information regarding the risks of investing in each Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

General Information

Investment Adviser

TCW Investment Management Company LLC

515 South Flower Street

Los Angeles, CA 90071

Administrator, Custodian, Transfer Agent and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Distributor

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 N. Water Street, Suite 830

Milwaukee, WI 53202

Effective June 10, 2024:

Deloitte & Touche LLP

555 West 5th Street

Los Angeles, CA 90013

Legal Counsel

Paul Hastings LLP

101 California Street, 48th Floor
San Francisco, CA 94111

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TCW ETFs

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' risks, objectives, fees and expenses, experience of their management, and other information.

(b)	Not applicable.

Item 2. Code of Ethics.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees of the Trust since the Trust last provided disclosure in response to this item.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable. This item is only required in an annual report on Form N-CSR.

(a)(2)	A separate certificate for each principal executive and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a) is attached hereto.

(a)(4)	Change in Registrant’s independent public accountant.

(b)	Certifications pursuant to 18 U.S.C Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TCW ETF Trust

By: (Signature and Title)

/s/ Megan McClellan
Megan McClellan
Title:	President (Principal Executive Officer)
Date:	June 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Megan McClellan
Megan McClellan
Title:	President (Principal Executive Officer)
Date:	June 27, 2024

By: (Signature and Title)

/s/ Joshua Hunter
Joshua Hunter
Title:	Treasurer (Principal Financial Officer)
Date:	June 27, 2024